Financial assets at fair value through other comprehensive income - Summary of financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	€ 35,895	€ 34,468
Loan loss on provisions	5,779	4,590
Equity securities [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	1,862	2,306
Debt Securities [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	32,977	30,483
Loan loss on provisions	12	7
Loans and advances [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	€ 1,056	€ 1,680